Transactions With Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended
Dec. 31, 2013
Related Party Transaction [Line Items]
Carrying amount of LTP's assets	$ 5.0
Carrying amount of LTP's liabilities	5.0
Fiber costs from related parties	3.7
Fiber [Member] | Boise Cascade Co-Owner of LTP
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 10.3